UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

Name of Registrant: MH Elite Portfolio of Funds, Inc.

Address of Registrant: 220 Russell Avenue
                       Rahway, NJ 07065

Name and address of agent for service: Harvey Merson
                                            or
                                       Jeff Holcombe
                                       220 Russell Avenue
                                       Rahway, NJ 07065

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003

Item 1: Reports to Shareholders




                     MH Elite Portfolio of Funds, Inc.
                           220 Russell Avenue
                        Rahway, New Jersey 07065
                            1-800-318-7969
                           www.mhelite.com


Dear Shareholder:

We are pleased to present the MH Elite Portfolio of Funds semi-annual report for the period ending June 30, 2003.

The markets rebounded nicely in the 2Q of 2003 bolstered by an increase in corporate profits, an improved manufacturing sector, another cut in interest rates, government spending combined with tax cuts, and consumer spending that has continued despite a sluggish job market. Dampening the economic outlook in the short term are concerns over deflation, higher budget deficits, and a rising unemployment rate.

The Fund's 23% return for the 2Q represented our best quarterly gain since the 4Q of 1999. For the six months ended 6/30/03 the Fund is up 17.7%. Year to date the Russell 2000 index of small cap stocks is up 17.9%, which is significantly higher than the 10.8% return of the S&P 500 index. Small cap stocks continue to outperform larger stocks, as has been the case for the first three months, and the year following each of the nine recessions over the past 55 years.

There is also a correlation between politics and the economy.  Since the end
WW II, the S&P 500 has never suffered a loss in the full calender year before a presidential election with the first half of the third year in the cycle usually better than the second half. History appears to be repeating itself once again.

While one good quarter cannot erase the market's decline of the past few years, the long-term outlook for stocks is promising. On the previous six occasions when we've had 3 years in a row in which the return was below the markets long-term 10% average, the subsequent 5 year return averaged 17% a year and was never negative. We are not projecting a 17% annual return but rather suggesting that perhaps the worst is behind us and investing in stocks will once again be a positive experience to help investors reach their long term investments goals.

Effective September 1, 2003 the Fund will change its name to MH Elite Small Cap Fund of Funds. Ticker symbol will remain MHELX.

The Fund thanks you for your past and continued investment in the fund and welcomes our new shareholders.


Sincerely,



Harvey Merson
President

Past Performance is no guarantee of future results. The Fund's average annual total return assumes reinvestment of all divided and capital gain distributions. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

This material must be accompanied or preceded by a prospectus for the Fund.

                      MH Elite Portfolio of Funds, Inc.
                    Schedule of Portfolio of Investments
                      As of June 30, 2003 (Unaudited)



Mutual Funds  (95%)                           Quantity           Market Value

        American Century Small Cap Value          13,942           $   106,381
        Bjurman-Barry Micro-Cap                    7,236               182,776
        Bogle Small Cap Growth                     6,310               125,820
        Boston Partners Small Cap Value            6,480               117,870
        Bridgeway Ultra Small Co. Tax Advantage   18,611               204,347
        Brown Capital Mgmt Small Co. - Instl Class 3,726                90,945
        Buffalo Small Cap                          6,831               122,823
        FBR Small Cap Value *                      4,539               127,735
        FMI Focus                                  4,004               108,547
        Hennessy Cornerstone Growth                7,378               112,592
        Meridian Growth                            4,266               116,199
        N/I Numeric Investors Small Cap Value      6,769               117,039
        Royce Low Priced Stock Fund               10,547               118,970
        Royce Total Return Fund *                 12,433               115,001
        Wasatch Micro Cap Fund                    32,416               207,788
        Wasatch Small Cap Value                   29,254               120,819
        William Blair Small Cap Growth *           7,634               131,003
                                                                   -----------

Total Mutual Funds (Cost: $1,842,677)                                2,226,655

Short-Term Securities and cash account
(Cost: $106,662) (5%)                                                  106,662
                                                                    ----------
Total Investments in Securities (Cost:  $1,949,339)                  2,333,317

Less: Liability                                                              0
                                                                    ----------
Net Assets                                                         $ 2,333,317
                                                                   ===========




 * These funds represent new additions to the portfolio during the period 1/1/2003 - 6/30/2003


The accompanying notes to financial statements are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.
               Statement of Assets, Liability, and Net Assets
                       As of June 30, 2003 (Unaudited)


Assets

     Investments in Securities at value (Cost: $1,949,339)         $ 2,333,317
                                                                   -----------

     Total Assets                                                  $ 2,333,317
                                                                   ===========

Liability and Net Assets

   Liability                                                       $         0
                                                                   -----------

   Net Assets
     Capital stock, at par $.01;                                         4,079
          (shares issued and outstanding 407,930)
     Additional paid-in capital                                      2,203,180
     Accumulated undistributed net investment income/(loss)           (257,920)

     Net unrealized appreciation on investments                        383,978
                                                                   -----------
           Net Assets                                                2,333,317
                                                                   -----------

     Total Liability and Net Assets                                $ 2,333,317
                                                                   ===========


Net asset value per share                                               $ 5.72
                                                                        ======








The accompanying notes to financial statements are an integral part of these financail statements.

                      MH Elite Portfolio of Funds, Inc.
                           Statement of Operations
           For The Six Month Period Ended June 30, 2003 (Unaudited)


Investment Income

        Dividends                                       $       892
        Interest                                                104
                                                         ----------
        Total Investment Income                                 996
                                                         ----------
Expenses

        Investment advisory fees                              9,892
        Reporting service fees                                  800
        Misc. Expenses                                          715
        Taxes                                                   550
        Phone                                                   228
        Bank Fees                                               107
        Brokerage Fees                                           48
        IRA Fees                                                 25
                                                         ----------
             Total expenses                                  12,365
                                                         ----------

Net Investment Income                                       (11,369)
                                                         ----------
Net Realized and Unrealized Gain (Loss) on Investments

        Net realized gain (loss) on investments         $   (55,279)
	Net change in unrealized appreciation
                (depreciation) on investments               417,756
                                                        -----------
	Net realized and unrealized gain (loss)
                on investments                          $   362,477
                                                        -----------
Net Increase (Decrease) in net assets resulting
        from operations                                 $   351,108
                                                        ===========








The accompanying notes to financial statements are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.
                      Statement of Change in Net Assets
                For the Six Months Ended June 30, 2003 (Unaudited) and
          For The Years Ended December 31, 2002, 2001, 2000, 1999, and 1998

                      Unaudited
                      Six Months
                        Ended        Year         Year       Year         Year       Year
                       June 30,      Ended        Ended      Ended        Ended      Ended
                         2003        2002         2001       2000         1999       1998*
                      ----------  ----------  ----------  -----------  ----------  ---------
Increase (Decrease) in Net Assets
from Operations

  Investment Income   $  (11,369) $   9,449   $   15,955  $  110,176   $  31,882   $  9,690

  Net realized
   gain (loss)
    on investments       (55,279)  (140,967)     (78,450)    (25,870)    (14,087)   (11,322)
  Net change in
   unrealized
    appreciation
     (depreciation)
       on investment     417,756   (389,202)     226,959     (97,309)    225,184      1,733
                      ----------  ----------  ----------  -----------  ----------  --------
  Net increase
   (decrease)
    in net assets
     resulting
      from operations    351,108   (520,720)     164,404     (13,003)    242,979        101
                      ----------  ----------  ----------  -----------  ----------  --------
Dividends and Distributions
  to Shareholders

  Dividends from Net
   Investment Income           -          -           -      (82,030)    (16,842)         -
                      ----------  ----------  ----------  -----------  ---------- ---------

Capital Share Transactions

  Net Proceeds from
   Sale of Shares
    (8,258 in 2003,
      47,125 in 2002,
       82,084 in 2001,
        99,260 in 2000,
         76,979 in 1999
          and 74,224
           in 1998)       41,801    247,550     478,280      550,190     355,567    335,000

  Proceeds from
   Re-invested
    Dividends                  -          -           -       82,030      16,842          -
                      ----------  ----------  ----------  ----------  ----------  ---------
  Net Increase (Decrease)
   in Net Assets from
    Capital Share
     Transactions         41,801    247,550     478,280      632,220     372,409    335,000
                      ----------  ----------  ----------  ----------  ----------  ---------

  Net Increase in
   Net Assets            392,909   (273,170)    642,744      537,187     598,546    335,101

Net Assets at
 Beginning of Period   1,940,408   2,213,578   1,570,834  $1,033,647     435,101    100,000
                      ----------  ----------  ----------  ----------   ---------  ---------

Net Assets at
 End of Period        $2,333,317  $1,940,408  $2,213,578  $1,570,834  $1,033,647   $435,101
                      ==========  ==========  ==========  ==========   ========   =========



* The Fund commenced operations on 3-18-98


The accompanying notes to financial statements are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.
                            Financial Highlights


                       Unaudited
                       Six Months
Selected per share       Ended        Year         Year       Year         Year       Year
data and ratios for     June 30,      Ended        Ended      Ended        Ended      Ended
the period               2003         2002         2001       2000         1999       1998*
                      ----------  ----------  ----------  -----------  ----------  ---------

Net Asset Value,
  Beginning of Period $     4.86  $     6.28  $     5.81  $     6.04   $    4.62   $   5.00

Investment Operations

  Net Investment
    Income                 (0.03)       0.05        0.05        0.41        0.19       0.10
  Net Realized and
   Unrealized
    Gain (Loss)
     on Investments         0.89       (1.33)       0.42       (0.46)       1.23      (0.48)
  Income (Loss) From
   Operations               0.86       (1.31)       0.47       (0.05)       1.42      (0.38)

  Distributions                -           -           -       (0.32)      (0.10)         -

  Net Asset Value,
   End of Period      $     5.72  $     4.86  $     6.28  $     5.81  $     6.04   $   4.62

  Total Return              17.70%    (22.6%)       8.09%       1.50%      32.90%     (7.60%)


Ratios/Supplement Data

Net Assets at
 End of Period        $2,333,317  $1,940,408  $2,213,578  $1,570,834  $1,033,647   $435,101
                      ==========  ==========  ==========  ==========  ==========   ========

Ratio of expenses to
  average net assets       0.61%        1.23%       1.24%       1.30%       1.00%      1.00%

Ratio of net investment
  income to average
    net assets            (0.56%)       0.46%       0.88%       8.40%       4.30%      3.60%

Portfolio turnover rate    22.00%      36.50%      25.00%      50.00%      41.00%     24.50%


* The Fund commenced operations on 3-18-1998.

The accompanying notes to financial statements are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.
                        Notes to Financial Statements
                                June 30, 2003


NOTE 1 - Organization

The MH Elite Portfolio of Funds, Inc. (the 'Fund') was organized as a corporation in New Jersey on October 20, 1997. The Fund was organized as an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933. The sale and issuance of 20,000 shares of capital stock ("initial shares") for $100,000 ($200 for capital stock and $99,800 as additioanl paid in capital) to its initial investor occurred on February 17, 1998. Harvey Merson and Jeff Holcombe, who as owners of MH Investment Management are the investment advisors to the Fund, each own fifty percent of MH Elite Portfolio of Funds, Incorporated as a whole. They are also shareholders in the Fund and own 1,630.722 and 23,287.208 shares respectively, as of June 30, 2003.

NOTE 2 - Additional Investors

Subsequent to February 17, 1998 there were additional infusion of capital in the amount of $335,000 in 1998, $372,409 in 1999, $632,220 in 2000, $478,280
in 2001, $247,550 in 2002, and $41,801 in 2003 with 74,224, 76,979, 99,260,
82,084, 47,125, and 8,258 shares issued respectively.

NOTE 3 - Organization Costs

Organizational costs were borne by the Fund's Investment Adviser.

NOTE 4 - Registration Fees

Registration fees will be funded by the Fund and/or the Investment Advisor.

NOTE 5 - Legal and Accounting Expenses

Legal and accounting expenses will be funded by the Fund and/or the Investment Advisor.

                      MH Elite Portfolio of Funds, Inc.
                        Notes to Financial Statements
                                June 30, 2003

NOTE 6 - Investment Advisory Agreement

The Investment Adviser, MH Investment Management Incorporated, furnishes the Fund with investment advice and, in general, supervises the management and investment program of the fund. Harvey Merson and Jeff Holcombe each own
50 percent of MH Investment Management, Incorporated. Under the Investment Advisory Agreement, the Fund has agreed to pay the Investment Adviser an annual fee, payable monthly, of 1.00% of the Fund's average daily net assets.
For the period ended June 30, 2003 this fee was $9,892.

NOTE 7 - Fees

The expenses and fees that a shareholder of the MH Elite Portfolio of Funds, Inc. will incur are: management fees of 1.00% and other expenses of .25% for total annual fees of 1.25%. For the period ended June 30, 2003 these fees and expenses were $12,365.

NOTE 8 - Purchase and Sale of Securities

The cost of securities purchased and the proceeds from sale of securities for the year ended June 30, 2003 aggregated $450,892 and $446,472 respectively. For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes. At June 30, 2003, on a tax basis gross, unrealized appreciation on investments was $383,978.

NOTE 9 - Common Stock

As of June 30, 2003, 407,930 shares of $ .01 par value stock were authorized and issued, and paid in capital amounted to $2,203,180. This includes a dividend reinvestment of $16,842 in 1999, and $82,030 in 2000.

NOTE 10 - Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

                      MH Elite Portfolio of Funds, Inc.
                        Notes to Financial Statements
                                June 30, 2003


The following represent significant accounting policies of the Fund:

a) Underlying Fund Valuation
   Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

b) Investment Income
   Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

c) Distributions to Shareholders
   Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions of $16,842 were reinvested in the Fund for 1999. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characteristics of distributions made by the Fund. No distributions were declared in 1998, 2001, 2002, and 2003.

d) Federal Taxes
   The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

                      MH Elite Portfolio of Funds, Inc.
                        Notes to Financial Statements
                                June 30, 2003
e) Realized Gain and Loss
   Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

f) Investment in Firm Securities
   Mutual Funds owned by the Fund are stated at quoted market value with the resulting unrealized gains and losses included in income.

g) Concentrations of Credit Risk
   The Fund maintains approximately 96% of its holdings, including a money market account, at TD Waterhouse Institutional Services. The account at TD Waterhouse, and other accounts held by the Fund, are not FDIC insured.

The Fund's proprietary positions and trading activities expose it to market risk, which is influenced by the volatility and liquidity in the financial markets. The Fund attempts to control its exposure to market risk by use of various analytical monitoring techniques.

MH Elite Portfolio of Funds, Inc.
220 Russell Avenue
Rahway, New Jersey 07065

Investor Adviser
    MH Investment Management, Inc.
    220 Russell Avenue
    Rahway, New Jersey 07065





MH Elite Portfolio of Funds,Inc.

     Semi-Annual Report
             to
       Shareholders
       June 30, 2003